Geographic Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Segments [Line Items]
Revenue, Net	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 211.6	$ 232.6	$ 244.0	$ 232.4	$ 837.7	$ 911.5	$ 927.4
Property, Plant and Equipment, Net	598.8				724.9				598.8	724.9
Concentration Risk, Percentage									10.00%
Customer A
Geographic Segments [Line Items]
Revenue, Net									160.5	191.2	183.1
Concentration Risk, Percentage									19.20%	21.00%	19.70%
Customer B
Geographic Segments [Line Items]
Revenue, Net									154.1	144.4	119.2
Concentration Risk, Percentage									18.40%	15.80%	12.90%
Customer C
Geographic Segments [Line Items]
Revenue, Net									87.9	100.8	102.1
Concentration Risk, Percentage									10.50%	11.10%	11.00%
United States
Geographic Segments [Line Items]
Revenue, Net									123.0	130.3	147.7
Property, Plant and Equipment, Net	68.1				63.3				68.1	63.3
Foreign
Geographic Segments [Line Items]
Revenue, Net									714.7	781.2	779.7
Taiwan
Geographic Segments [Line Items]
Revenue, Net									215.3	219.2	219.4
Property, Plant and Equipment, Net	195.2				208.9				195.2	208.9
Korea
Geographic Segments [Line Items]
Revenue, Net									171.3	217.6	197.3
Property, Plant and Equipment, Net	111.4				125.8				111.4	125.8
Germany
Geographic Segments [Line Items]
Revenue, Net									67.4	62.4	48.6
Singapore
Geographic Segments [Line Items]
Revenue, Net									57.6	63.1	56.7
China
Geographic Segments [Line Items]
Revenue, Net									43.2	40.1	46.5
Italy
Geographic Segments [Line Items]
Revenue, Net									33.0	36.7	42.8
Property, Plant and Equipment, Net	67.2				140.9				67.2	140.9
France
Geographic Segments [Line Items]
Revenue, Net									32.1	38.2	33.0
Japan
Geographic Segments [Line Items]
Revenue, Net									23.3	25.6	55.7
Property, Plant and Equipment, Net	61.6				87.3				61.6	87.3
Netherlands
Geographic Segments [Line Items]
Revenue, Net									19.2	16.4	16.1
Other foreign countries
Geographic Segments [Line Items]
Revenue, Net									52.3	61.9	63.6
Property, Plant and Equipment, Net	0.1				0.1				0.1	0.1
Malaysia
Geographic Segments [Line Items]
Property, Plant and Equipment, Net	$ 95.2				$ 98.6				$ 95.2	$ 98.6